Broadcasting Rights, Net of Rights Exercised	12 Months Ended
Dec. 31, 2018
Broadcast Rights, Net of Rights Exercised [Abstract]
Broadcasting Rights, Net of Rights Exercised

Note 11 - Broadcasting Rights, Net of Rights Exercised

	December 31
	2017	2018
	NIS	NIS

Cost	797	1,010
Less rights exercised	(343)	(547)
Impairment loss (see Note 9)	-	(403)

Total	454	60

For further information about the Group’s agreements for acquisition of broadcasting rights, see Note 23, Agreements.